	NICHOLAS EQUITY INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JUNE 30, 2021

SHARES OR
PRINCIPAL
AMOUNT		VALUE
------------------		--------------------
COMMON STOCKS - 97.76%
	Communication Services - Telecommunications
	Services - 2.32%
117,000	AT&T Inc.	3,367,260
139,500	Verizon Communications Inc.	7,816,185
		----------------
		11,183,445
		----------------

	Consumer Discretionary - Durables &
	Apparel - 2.57%
265,000	Newell Brands Inc.	7,279,550
62,000	V.F. Corporation	5,086,480
		----------------
		12,366,030
		----------------

	Consumer Discretionary - Retailing - 6.81%
63,500	Genuine Parts Company	8,030,845
23,300	Home Depot, Inc. (The)	7,430,137
39,000	Target Corporation	9,427,860
116,500	TJX Companies, Inc. (The)	7,854,430
		----------------
		32,743,272
		----------------

	Consumer Discretionary - Services - 1.10%
8,646	Cedar Fair, L.P.	387,600
82,500	Travel + Leisure Co.	4,904,625
		----------------
		5,292,225
		----------------

	Consumer Staples - Food & Staples
	Retailing - 1.79%
111,000	Sysco Corporation	8,630,250
		----------------

	Consumer Staples - Food, Beverage &
	Tobacco - 4.44%
180,000	Coca-Cola Company (The)	9,739,800
101,500	Mondelez International, Inc. - Class A	6,337,660
53,500	Philip Morris International Inc.	5,302,385
		----------------
		21,379,845
		----------------

	Consumer Staples - Household & Personal

	Products - 1.50%
53,500	Proctor & Gamble Company (The)	7,218,755
		----------------

	Energy - Energy - 3.78%
85,500	Chevron Corporation	8,955,270
95,500	ConocoPhillips	5,815,950
119,100	Enterprise Products Partners L.P.	2,873,883
20,183	Williams Companies, Inc. (The)	535,859
		----------------
		18,180,962
		----------------

	Financials - Banks - 5.93%
515,000	First Horizon Corporation	8,899,200
61,500	JPMorgan Chase & Co.	9,565,710
52,800	PNC Financial Services Group, Inc. (The)	10,072,128
		----------------
		28,537,038
		----------------

	Financials - Diversified - 9.98%
6,950	BlackRock, Inc.	6,081,041
84,000	Blackstone Group Inc. (The)	8,159,760
125,000	Charles Schwab Corporation (The)	9,101,250
50,500	Cohen & Steers, Inc.	4,145,545
104,500	Northern Trust Corporation	12,082,290
65,000	Raymond James Financial, Inc.	8,443,500
		---------------
		48,013,386
		----------------

	Financials - Insurance - 1.72%
52,000	Chubb Limited	8,264,880
		----------------

	Health Care - Equipment & Services - 7.38%
62,000	Abbott Laboratories	7,187,660
90,800	CVS Health Corporation	7,576,352
104,000	Medtronic Public Limited Company	12,909,520
180,000	Smith & Nephew plc	7,819,200
		----------------
		35,492,732
		----------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 5.08%
44,500	AbbVie Inc.	5,012,480
55,500	Johnson & Johnson	9,143,070
132,500	Merck & Co., Inc.	10,304,525
		----------------
		24,460,075
		----------------

	Industrials - Capital Goods - 10.26%
43,500	Eaton Corporation plc	6,445,830

70,000	Emerson Electric Co.	6,736,800
32,500	Honeywell International Inc.	7,128,875
41,500	Illinois Tool Works Inc.	9,277,740
39,500	Lincoln Electric Holdings, Inc.	5,202,545
46,500	Stanley Black & Decker, Inc.	9,532,035
11,500	W.W. Grainger, Inc.	5,037,000
		----------------
		49,360,825
		----------------

	Information Technology - Hardware &
	Equipment - 3.67%
214,000	Cisco Systems, Inc.	11,342,000
230,000	Juniper Networks, Inc.	6,290,500
		----------------
		17,632,500
		----------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 9.87%
82,000	Analog Devices, Inc.	14,117,120
15,500	Broadcom Inc.	7,391,020
13,500	KLA Corporation	4,376,835
84,000	Microchip Technology Incorporated	12,578,160
47,000	Texas Instruments Incorporated	9,038,100
		----------------
		47,501,235
		----------------

	Information Technology - Software &
	Services - 5.18%
35,000	Citrix Systems, Inc.	4,104,450
58,500	International Business Machines Corporation	8,575,515
45,250	Microsoft Corporation	12,258,225
		----------------
		24,938,190
		----------------

	Materials - 5.44%
32,750	Air Products and Chemicals, Inc.	9,421,520
33,500	Avery Dennison Corporation	7,043,040
125,500	DuPont de Nemours, Inc.	9,714,955
		----------------
		26,179,515
		----------------

	Real Estate - 4.52%
40,712	Digital Realty Trust, Inc.	6,125,528
9,750	Equinix, Inc.	7,825,350
104,300	W.P. Carey Inc.	7,782,866
		----------------
		21,733,744
		----------------

	Utilities - 4.42%
89,000	CMS Energy Corporation	5,258,120

80,500	Dominion Energy, Inc.	5,922,385
96,500	NextEra Energy, Inc.	7,071,520
34,000	WEC Energy Group, Inc.	3,024,300
		----------------
		21,276,325
		----------------

	TOTAL COMMON STOCKS
	(cost $333,117,796)	470,385,229
		----------------

SHORT-TERM INVESTMENTS - 2.30%
	U.S. Government Securities - 1.04%
$3,000,000	U.S. Treasury Bill 08/26/2021, 0.025%	2,999,883
2,000,000	U.S. Treasury Bill 11/26/2021, 0.020%	1,999,836
		----------------
		4,999,719
		----------------

	Money Market Fund - 1.26%
6,049,686	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day net yield 0.03%	6,049,686
		----------------

	TOTAL SHORT-TERM INVESTMENTS
	(cost $11,049,405)	11,049,405
		----------------

	TOTAL INVESTMENTS
	(cost $344,167,201) - 100.06%	481,434,634
		----------------

	LIABILITIES, NET OF OTHER ASSETS - (0.06%)	(271,895)
		----------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$481,162,739
		----------------
		----------------

As of June 30, 2021, investment cost for federal tax purposes was $344,118,584 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$140,869,497
Unrealized depreciation	(3,553,446)
----------------
Net unrealized appreciation	$137,316,051
----------------
----------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------------
Level 1 -
Common Stocks(1)	$470,385,229
Money Market Fund	6,049,686
Level 2 -
U.S. Government Securities	4,999,719
Level 3 -
None	--
----------------
Total	$481,434,634
----------------
----------------

(1) See Schedule above for further detail by industry.